Debt instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2019	2018
	US$'000	US$'000
Unsecured notes carried at amortised cost
Principal amount	350,000	350,000
Unamortised issuance costs	(5,986)	(8,343)
Accrued coupon interest	10,937	10,937
Total	354,951	352,594

Amount due for settlement within 12 months	10,937	10,937
Amount due for settlement after 12 months	344,014	341,657
Total	354,951	352,594